Restricted share units (Details Narrative)	3 Months Ended
	Nov. 30, 2022 USD ($) shares	Nov. 30, 2022 CAD ($) shares $ / shares	Nov. 30, 2021 USD ($) shares	Nov. 30, 2021 CAD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted | shares	68,697	68,697
Share-based compensation expense | $	$ 1,748,521		$ 1,321,038
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, Granted | shares	68,697	68,697	100,626	100,626
Fair value of RSU's price per share | $ / shares		$ 0.90
Fair value on date of grant | $		$ 61,827		$ 514,551
Share-based compensation expense | $	$ 296,271		$ 479,326
Restricted stock units [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of RSU's aggregate shares | shares	1,548,174	1,548,174
Fair value of RSU's price per share | $ / shares				$ 5.49
Restricted stock units [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value of RSU's price per share | $ / shares				$ 4.98